WASATCH FUNDS TRUST

Supplement dated February 22, 2017 to the

Prospectus dated January 31, 2017

Investor Class

Equity Funds

Wasatch Large Cap Value Fund® - Investor Class (FMIEX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2017. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Investing in foreign securities has changed from a non-principal strategy to a principal strategy of the Wasatch Large Cap Value Fund.

The section entitled “Wasatch Large Cap Value Fund – Summary - Principal Strategies” on page 43 of the Prospectus is hereby amended to include the following:

The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.

The section entitled “Wasatch Large Cap Value Fund – Summary - Principal Risks” on page 43 of the Prospectus is hereby amended to include the following:

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of the Fund’s holdings.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries, and in particular small emerging market countries, include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile and less liquid securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

The paragraph “Foreign Securities Risk” in the section entitled “Additional Information about the Funds - Additional Information about Investment Strategies and Risks” on page 100 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Foreign Securities Risk. Investing in foreign securities is a principal strategy of the Core Growth Fund, the Emerging India Fund, the Emerging Markets Select Fund, the Emerging Markets Small Cap Fund, the Frontier Emerging Small Countries Fund, the

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Global Opportunities Fund, the International Growth Fund, the International Opportunities Fund, the Large Cap Value Fund, the Micro Cap Fund, the Micro Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Strategic Income Fund, the Ultra Growth Fund, and the World Innovators Fund. The Long/Short Fund and the Income Fund may also invest in foreign securities. The following paragraphs highlight some of the risks of investing in foreign securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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WASATCH FUNDS TRUST

Supplement dated February 22, 2017 to the

Prospectus dated January 31, 2017

Institutional Class

Equity Funds

Wasatch Large Cap Value Fund® - Institutional Class (WILCX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares dated January 31, 2017. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Investing in foreign securities has changed from a non-principal strategy to a principal strategy of the Wasatch Large Cap Value Fund.

The section entitled “Wasatch Large Cap Value Fund – Summary - Principal Strategies” on page 43 of the Prospectus is hereby amended to include the following:

The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.

The section entitled “Wasatch Large Cap Value Fund – Summary - Principal Risks” on page 43 of the Prospectus is hereby amended to include the following:

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of the Fund’s holdings.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries, and in particular small emerging market countries, include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile and less liquid securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

The paragraph “Foreign Securities Risk” in the section entitled “Additional Information about the Funds - Additional Information about Investment Strategies and Risks” on page 69 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Foreign Securities Risk. Investing in foreign securities is a principal strategy of the Core Growth Fund, the Emerging India Fund, the Emerging Markets Select Fund, the Emerging Markets Small Cap Fund, the Frontier Emerging Small Countries Fund, the

1

Global Opportunities Fund, the International Growth Fund, the International Opportunities Fund, the Large Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the World Innovators Fund. The Long/Short Fund may invest in foreign securities. The following paragraphs highlight some of the risks of investing in foreign securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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WASATCH FUNDS TRUST

Supplement dated February 22, 2017 to the

Statement of Additional Information dated January 31, 2017

Investor Class

Equity Funds

Wasatch Large Cap Value Fund® - Investor Class (FMIEX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Inforamtion (the “SAI”) for Investor Class shares dated January 31, 2017. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Investing in foreign securities has changed from a non-principal strategy to a principal strategy of the Wasatch Large Cap Value Fund.

The first paragraph in the section entitled “Investment Strategies and Risks - Foreign Securities” on page 13 of the SAI is hereby deleted in its entirety and replaced with the following:

Foreign Securities. The Long/Short Fund and the Income Fund may invest in foreign securities (whether issued by foreign companies directly or through sponsored and unsponsored American Depositary Receipts or Global Depositary Receipts); however, and investing in foreign securities is a non-principal strategy of those Funds. Investing in foreign securities is a principal strategy of the Core Growth Fund, the Emerging India Fund, the Emerging Markets Select Fund, the Emerging Markets Small Cap Fund, the Frontier Emerging Small Countries Fund, the Global Opportunities Fund, the International Growth Fund, the International Opportunities Fund, the Large Cap Value Fund, the Micro Cap Fund, the Micro Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Strategic Income Fund, the Ultra Growth Fund and the World Innovators Fund. The Core Growth Fund, Large Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund may invest up to 20% of their respective total assets at the time of purchase in securities issued by foreign companies. The Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund may invest up to 30% of their respective total assets at the time of purchase in securities issued by foreign companies. Under normal market conditions, the Global Opportunities Fund’s and World Innovators Fund’s assets (at least 40% or if the market conditions are not favorable, 30%) will be invested outside of the United States. Under normal market conditions, the Advisor expects a significant portion of the World Innovators Fund’s assets will be invested in securities of companies that have significant non-U.S. economic risk exposure. The Advisor will consider a company to have significant non-U.S. economic risk exposure if, at the time of purchase, it has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, International Growth Fund, International Opportunities Fund and Strategic Income Fund may invest in securities issued by foreign companies without limitation. Securities issued by foreign companies incorporated outside of the United States, but whose securities are publicly traded in the United States, directly or through sponsored and unsponsored American Depositary Receipts or Global Depositary Receipts are not defined as “Foreign Companies” and are not, therefore, subject to limitations on investments in foreign securities, if applicable. Investments in foreign countries involve certain risks which are not typically associated with U.S. investments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated February 22, 2017 to the

Statement of Additional Information dated January 31, 2017

Institutional Class

Equity Funds

Wasatch Large Cap Value Fund® - Institutional Class (WILCX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Inforamtion (the “SAI”) for Institutional Class shares dated January 31, 2017. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Investing in foreign securities has changed from a non-principal strategy to a principal strategy of the Wasatch Large Cap Value Fund.

The first paragraph in the section entitled “Investment Strategies and Risks - Foreign Securities” on page 12 of the SAI is hereby deleted in its entirety and replaced with the following:

Foreign Securities. The Long/Short Fund may invest in foreign securities (whether issued by foreign companies directly or through sponsored and unsponsored American Depositary Receipts or Global Depositary Receipts); however investing in foreign securities is a non-principal strategy of those Funds. Investing in foreign securities is a principal strategy of the Core Growth Fund, the Emerging India Fund, the Emerging Markets Select Fund, the Emerging Markets Small Cap Fund, the Frontier Emerging Small Countries Fund, the Global Opportunities Fund, the International Growth Fund, the International Opportunities Fund, the Large Cap Value Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the World Innovators Fund. The Core Growth Fund, Large Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund may invest up to 20% of their respective total assets at the time of purchase in securities issued by foreign companies. Under normal market conditions, the Global Opportunities Fund’s and World Innovators Fund’s assets (at least 40% or if the market conditions are not favorable, 30%) will be invested outside of the United States. Under normal market conditions, the Advisor expects a significant portion of the World Innovators Fund’s assets will be invested in securities of companies that have significant non-U.S. economic risk exposure. The Advisor will consider a company to have significant non-U.S. economic risk exposure if, at the time of purchase, it has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, International Growth Fund and International Opportunities Fund may invest in securities issued by foreign companies without limitation. Securities issued by foreign companies incorporated outside of the United States, but whose securities are publicly traded in the United States, directly or through sponsored and unsponsored American Depositary Receipts or Global Depositary Receipts are not defined as “Foreign Companies” and are not, therefore, subject to limitations on investments in foreignsecurities, if applicable. Investments in foreign countries involve certain risks which are not typically associated with U.S. investments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE